Allowance for Credit Losses - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Financing Receivable Allowance For Credit Losses [Line Items]
Accounts receivable, allowance	$ 4,692	$ 6,299
'Container leaseback financing receivable, allowance for credit losses	6,500	6,299
Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
'Container leaseback financing receivable, allowance for credit losses	$ 472
Container Leaseback Financing Receivable | Accounts Receivable | Credit Concentration Risk
Financing Receivable Allowance For Credit Losses [Line Items]
Concentration risk percentage	85.80%
Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
'Container leaseback financing receivable, allowance for credit losses	$ 1,336
Finance Leases | Accounts Receivable | Credit Concentration Risk
Financing Receivable Allowance For Credit Losses [Line Items]
Concentration risk percentage	82.90%
Billed
Financing Receivable Allowance For Credit Losses [Line Items]
Accounts receivable, allowance	$ 4,692	6,299
Billed | Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
Accounts receivable, allowance	0	0
Billed | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Accounts receivable, allowance	719	$ 675
Unbilled | Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
'Container leaseback financing receivable, allowance for credit losses	472
Unbilled | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Net investment in finance leases, allowance for credit loss	$ 1,336